UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Michael Barolsky
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2014

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF
PORTFOLIO ALLOCATION
As of September 30, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	42.7%
Information	18.4
Finance and Insurance	9.2
Professional, Scientific, and Technical Services	5.2
Mining, Quarrying, and Oil and Gas Extraction	4.8
Administrative and Support and Waste Management
and Remediation Services	4.0
Transportation and Warehousing	3.3
Utilities	3.1
Construction	2.7
Real Estate and Rental and Leasing	2.6
Retail Trade	1.9
Short-Term and Other Net Assets	1.1
Health Care and Social Assistance	1.0
100.0%

TEN LARGEST FUND HOLDINGS
As of September 30, 2014 (Unaudited)

Percentage of
Security	Net Assets
Valeant Pharmaceuticals International, Inc. (a)	5.8%
Actavis PLC (a)	3.3
Micron Technology, Inc. (a)	3.2
Microsoft Corporation	2.1
Baidu, Inc. – ADR (a)	2.1
Enterprise Products Partners L.P.	2.1
Apple, Inc.	2.0
TransDigm Group, Inc.	2.0
Time Warner Cable, Inc.	2.0
Twenty-First Century Fox, Inc.	2.0
26.6%

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS – 97.9%

	Administrative and Support and Waste Management
	and Remediation Services – 4.0%
13,319	Akamai Technologies, Inc. (a)	$796,476
11,347	Baker Hughes, Inc.	738,236
8,675	Moody’s Corporation	819,788
29,428	TriNet Group, Inc. (a)	757,771
		3,112,271
	Construction – 2.7%
165,488	Ampio Pharmaceuticals, Inc. (a)	584,172
37,348	DR Horton, Inc.	766,381
684	NVR, Inc. (a)	772,934
		2,123,487
	Finance and Insurance – 8.2%
14,410	American International Group, Inc.	778,428
33,095	Apollo Global Management LLC	788,985
49,370	Bank Of America Corporation	841,758
5,920	Berkshire Hathaway, Inc. (a)	817,789
45,227	CNO Financial Group, Inc.	767,050
28,534	First American Financial Corporation	773,842
65,063	Global Eagle Entertainment, Inc. (a)	730,007
33,740	Interactive Brokers Group, Inc.	841,813
		6,339,672
	Health Care and Social Assistance – 1.0%
11,512	HCA Holdings, Inc. (a)	811,826

	Information – 18.4%
14,864	Autodesk, Inc. (a)	819,006
334,270	Central European Media Enterprises Ltd. (a)	752,107
5,198	Charter Communications, Inc. (a)	786,821
14,784	Comcast Corporation	795,084
9,442	DIRECTV (a)	816,922
3,715	Equinix, Inc.	789,363
64,872	GTT Communications, Inc. (a)	772,626
42,085	Houghton Mifflin Harcourt Company (a)	818,132
18,791	Level 3 Communications, Inc. (a)	859,312
24,307	Lions Gate Entertainment Corporation	801,402

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information (Continued)
35,836	Microsoft Corporation	$1,661,357
9,104	NetEase, Inc. – ADR	779,849
1,670	Netflix, Inc. (a)	753,471
10,948	Time Warner Cable, Inc.	1,570,929
45,362	Twenty-First Century Fox, Inc.	1,555,463
		14,331,844
	Manufacturing – 42.7%
14,454	AbbVie, Inc.	834,863
68,548	Achillion Pharmaceuticals, Inc. (a)	684,109
10,623	Actavis PLC (a)	2,563,117
4,918	Allergan, Inc.	876,338
15,741	Apple, Inc.	1,585,906
43,287	Auxilium Pharmaceuticals, Inc. (a)	1,292,117
13,045	Celanese Corporation – Series A	763,393
12,530	Colfax Corporation (a)	713,834
41,396	Darling International, Inc. (a)	758,375
15,197	Dow Chemical Company	796,931
52,327	Flamel Technologies SA – ADR (a)	748,799
12,337	FMC Corporation	705,553
6,483	General Dynamics Corporation	823,924
7,674	Gilead Sciences, Inc. (a)	816,897
31,387	Handy & Harman, Ltd. (a)	824,223
21,668	Hewlett-Packard Company	768,564
25,774	Kapstone Paper & Packaging Corporation (a)	720,899
5,984	Keurig Green Mountain, Inc.	778,698
7,109	LyondellBasell Industries NV	772,464
73,601	Micron Technology, Inc. (a)	2,521,570
22,365	Mondelez International, Inc.	766,337
26,030	Owens-Illinois, Inc. (a)	678,082
18,925	Patrick Industries, Inc. (a)	801,663
8,709	Pepsico, Inc.	810,721
8,187	Sandisk Corporation	801,917
35,628	SunEdison, Inc. (a)	672,657
10,480	Synageva BioPharma Corporation (a)	720,814
3,083	Tesla Motors, Inc. (a)	748,182
6,681	Thermo Fisher Scientific, Inc.	813,078

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
8,585	TransDigm Group, Inc.	$1,582,473
34,433	Valeant Pharmaceuticals International, Inc. (a)	4,517,610
		33,264,108
	Mining, Quarrying, and Oil and Gas Extraction – 4.8%
40,404	Enterprise Products Partners LP	1,628,281
19,939	EV Energy Partners LP	707,236
171,736	Exco Resources, Inc.	573,598
25,159	Regency Energy Partners LP	820,687
		3,729,802
	Professional, Scientific, and Technical Services – 5.2%
17,471	Amdocs Ltd.	801,570
7,465	Baidu, Inc. – ADR (a)	1,629,087
2,352	Biogen Idec, Inc. (a)	778,065
17,588	NetScout Systems, Inc. (a)	805,530
		4,014,252
	Real Estate and Rental and Leasing – 2.6%
16,384	AerCap Holdings NV (a)	670,105
11,574	Avis Budget Group, Inc. (a)	635,297
19,929	Realogy Holdings Corporation (a)	741,359
		2,046,761
	Retail Trade – 1.9%
9,121	Restoration Hardware Holdings, Inc. (a)	725,576
13,234	Walgreen Company	784,379
		1,509,955
	Transportation and Warehousing – 3.3%
9,221	Expedia, Inc.	807,944
12,600	Royal Caribbean Cruises Ltd.	847,854
13,454	Teekay Corporation	892,807
		2,548,605

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Utilities – 3.1%
11,618	Dominion Resources, Inc.	$802,687
13,617	Energy Transfer Equity, LP	840,033
24,637	NRG Energy, Inc.	750,936
		2,393,656
	TOTAL COMMON STOCKS (Cost $75,562,763)	76,226,239

REAL ESTATE INVESTMENT TRUSTS – 1.0%
43,008	NorthStar Realty Finance Corporation	759,952
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $802,727)	759,952

SHORT-TERM INVESTMENTS – 0.0%
28,115	Short Term Investments Trust – Liquid
	Assets Portfolio 0.06%*	28,115
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,115)	28,115
	Total Investments (Cost $76,393,605) – 98.9%	77,014,306
	Other Assets in Excess of Liabilities – 1.1%	820,742
	TOTAL NET ASSETS – 100.0%	$77,835,048

*	Annualized seven-day yield as of September 30, 2014.
(a)	Non-income producing security.
ADR	American Depository Receipt
NV	Dutch Public Limited Liability Company
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENT OF ASSETS & LIABILITIES
At September 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (Cost $76,393,605)	$77,014,306
Cash	—
Interest and dividends receivable	32,198
Receivable for investments sold	817,996
Total assets	77,864,500

LIABILITIES
Payable for investments purchased	—
Management fees payable	29,452
Total liabilities	29,452

NET ASSETS	$77,835,048

Net assets consist of:
Paid-in capital	$74,140,085
Undistributed (accumulated) net investment income (loss)	(48,316)
Accumulated net realized gain (loss) on investments	3,122,578
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	620,701
Net assets	$77,835,048

Net asset value (unlimited shares authorized):
Net assets	$77,835,048
Shares outstanding^	1,950,000
Net asset value, offering and redemption price per share	$39.92

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2014 (Unaudited)

INCOME:
Dividends (net of withholding tax $2,331)	$343,692
Interest	394
Total investment income	344,086

EXPENSES:
Management fees	401,298
Net investment income	(57,212)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,233,889
Change in unrealized appreciation (depreciation) on investments	1,093,339
Net realized and unrealized gain (loss) on investments	4,327,228
Net increase (decrease) in net assets
resulting from operations	$4,270,016

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2014	March 31, 2014
	(Unaudited)
OPERATIONS
Net investment income	$(57,212)	$23,152
Net realized gain (loss) on investments	3,233,889	5,171,089
Change in unrealized appreciation
(depreciation) of investments	1,093,339	(1,145,747)
Net increase (decrease) in net
assets resulting from operations	4,270,016	4,048,494

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(4,215)
From net realized gain	—	(344,556)
Total distributions to shareholders	—	(348,771)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	(13,922,000)	73,005,000
Net increase (decrease) in net assets
derived from net share in
outstanding shares (a)	(13,922,000)	73,005,000
Net increase (decrease) in net assets	$(9,651,984)	$76,704,723

NET ASSETS
Beginning of period/year	$87,487,032	$10,782,309
End of period/year	$77,835,048	$87,487,032
Undistributed net investment income	$(48,316)	$8,896

(a)   Summary of capital share transactions is as follows:

	Period Ended		Year Ended
	September 30, 2014		March 31, 2014
	(Unaudited)
	Shares	Amount	Shares	Amount
Subscriptions	2,600,000	$101,173,500	3,550,000	$132,624,500
Reinvest	—	—	—	—
Redemptions	(2,950,000)	(115,095,500)	(1,600,000)	(59,619,500)
	(350,000)	$(13,922,000)	1,950,000	$73,005,000

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months
	Ended		Year Ended	Period Ended
	September 30,		March 31,	March 31,
	2014		2014	2013(1)
	(Unaudited)
Net asset value,
beginning of period	$38.04		$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.02)		0.03	0.09
Net realized and unrealized
gain (loss) on investments	1.90		7.58	5.78
Total from
investment operations	1.88		7.61	5.87

LESS DISTRIBUTIONS:
Distributions from
net investment income	—		— (5)	(0.06)
Distributions from
net realized gain	—		(0.38)	—
Total distributions	—		(0.38)	(0.06)

Net asset value, end of period	$39.92		$38.04	$30.81

Total return	4.94	%(3)	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$77,835		$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95	%(4)	0.95%	0.95	%(4)
Net investment income (loss) to
average net assets	(0.11	)%(4)	0.08%	0.37	%(4)

Portfolio turnover rate(6)	2	%(3)	113%	205	%(3)

(1)	Commencement of operations on May 31, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Long/Short Index (the “Index”). The Fund commenced operations on May 30, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $200. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a  maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2014, the Fund did not hold any fair valued securities. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not avail able; representing the Fund’s own assumptions about the assumptions a market participant would

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited) (Continued)

use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,226,239	$—	$—	$76,226,239
Real Estate
Investment Trusts	759,952	—	—	759,952
Short-Term Investments	28,115	—	—	28,115
Total Investments
in Securities	$77,014,306	$—	$—	$77,014,306

^ See Schedule of Investments for industry breakouts.

Transfers between levels are recognized at the end of the reporting period.  As of the period ended September 30, 2014, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended September 30, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended September 30, 2014, the Fund did not have liabilities for any

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited) (Continued)

unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited) (Continued)

I.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.”  ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Index Management Solutions, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant. USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2014, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $5,759,376 and $1,645,203, respectively.

For the period ended September 30, 2014, in-kind transactions associated with creations and redemptions were $95,080,440 and $110,112,356, respectively.

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:

Tax cost of investments	$87,987,135
Gross tax unrealized appreciation	2,468,006
Gross tax unrealized depreciation	(2,965,328)
Net unrealized appreciation/(depreciation)	(497,322)

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the year and period ended March 31, 2014 and March 31, 2013 were as follows:

	Year Ended	Period Ended
	March 31, 2014	March 31, 2013
Ordinary Income	$348,771	$12,064
Realized Gain	$ —	$ —

AlphaClone Alternative Alpha ETF
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2014 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2014	September 30, 2014	During the Period(1)
Actual	$1,000	$1,049	$4.88
Hypothetical (5% annual	$1,000	$1,020	$4.81
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 19, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (“AlphaClone” or the “Fund”); and
●	the Sub-Advisory Agreement between the Adviser, the Trust and Index Management Solutions LLC (“IMS” or the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser; (ii) historical performance of the Fund; (iii) the Adviser and Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the proposed advisory fee for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided.  The Board considered the scope of services provided under the Advisory Agreement between the Trust and the Adviser, noting that the Adviser would continue to provide investment management services to the Fund.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of Adviser’s management and staff. The Board also considered its experience with the Adviser providing investment management services to the Fund and other series of the Trust.

The Board also considered other services provided to the Fund by the Adviser, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services being provided to the Fund by the Adviser.

Historical Performance.  The Board considered information regarding the Fund’s performance as of March 31, 2014 and noted that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for each Fund is handled by a sub-adviser, the performance of the Fund could not be directly attributed to the activities of the Adviser.

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared it to the expense ratio of peer funds in Morningstar’s Multialternative ETF and Long/Short Equity ETF categories. The Board noted that the Fund’s total expense ratio was roughly in line with its peer group average, although above the median for its peers.

The Board took into consideration that the Fund’s advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to the distribution plan. The Board noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the Adviser’s profitability.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to approve the Advisory Agreement for one additional year.

Approval of the Sub-Advisory Agreement with IMS

Nature, Extent and Quality of Services Provided.  The Board considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment management services to the Fund. The Board also noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered its experience with the Sub-Adviser providing investment management services to the Fund and another series of the Trust. A copy of the Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of March 31, 2014. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index. The Board noted that for the one-year period, the Fund’s tracking error was less than 0.50%, although tracking error since inception was greater. The Board noted that the Fund had been operating for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Cost of Services Provided and Economies of Scale.  The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Sub-Adviser’s fees are reasonable in light of the services the Sub-Adviser provides to the Fund; and (c) agreed to approve the Sub-Advisory Agreement for one additional year.

AlphaClone Alternative Alpha ETF
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF
PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania  19103

Index Provider
AlphaClone, LLC
One Market Street
Steuart Tower, Suite 1208
San Francisco, California  94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC  20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive or financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)          /s/Michael D Barolsky
Michael D Barolsky, Principal Executive Officer

Date     December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael D Barolsky
Michael D Barolsky, Principal Executive Officer
Date     December 8, 2014

By (Signature and Title)*        /s/Paul R. Fearday
Paul R. Fearday, Principal Financial Officer

Date     December 8, 2014

* Print the name and title of each signing officer under his or her signature.